Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial liabilities at fair value through profit or loss -
Fair value of warrants	$ 1,948	$ 1,028
Unrecognized Day 1 loss (see note 13)	(347)	(469)
Warrants, net	1,601	559
Level 1 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,504
Warrants, net	1,504
Level 3 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrants	444	1,028
Unrecognized Day 1 loss (see note 13)	(347)	(469)
Warrants, net	$ 97	$ 559	$ 237	$ 9